Subsequent Event	6 Months Ended
Jun. 30, 2019
Subsequent Event
Subsequent event	Note 11 - Subsequent event In August 2019 the Company established a new wholly owned subsidiary in the USA, Kitov USA Inc. The new subsidiary did not begin operation yet.